DISCONTINUED OPERATIONS - Cash Flows Attributed to the Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash provided by operating activities from discontinued operations	$ 3,499	$ (12)
Net cash provided by investing activities from discontinued operations	212,637	421,774
Net cash used in financing activities from discontinued operations	0	(102,849)
Change in cash during the year from discontinued operations	216,136	318,913
Repayments of the U.S. multi-family credit facility	$ 301,453	262,335
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Repayments of the U.S. multi-family credit facility		$ 109,890